Restructuring and Acquisition Integration Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011 Segment	Jun. 30, 2012 2011 Plan [Member]	Jun. 30, 2011 2011 Plan [Member]
Restructuring Cost and Reserve [Line Items]
Expected number of positions to be reduced			700
Reduction of Positions as Result of Global Restructuring Program			850
Total estimate restructuring costs associated with the 2011 plan		$ 54	$ 50
Number of new business segments	2